Jul-26-05 01:23pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-500 P.003/003 F-514

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05061529

CERTNYS

1-15040

NYSE

JUL 2 6 2005

July 26, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PRUDENTIAL PUBLIC LIMITED COMPANY, $300,000,000 6.50% Perpetual Subordinated Capital Securities Exchangeable at the Issuer's Option into Non-cumulative Dollar Denominated Preference Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 26, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JUL 28 2005
THOMSON FINANCIAL

1116578